Provisions for Legal Proceedings (Tables)	9 Months Ended
Sep. 30, 2025
Provisions for Legal Proceedings [Abstract]
Schedule of Breakdown Liabilities

The Group is party to several lawsuits arising in the ordinary course of business for which provisions are recognized for those deemed probable of loss based on estimated costs determined by management as follow:

Breakdown:
	September 30, 2025	December 31, 2024
Current liabilities	100,940	280,804
Non-current liabilities	224,723	216,659
	325,663	497,463

Schedule of Provisions are Recognized Based on Estimated Cost
	September 30, 2025	December 31, 2024

Labor	102,275	87,127
Civil	164,408	340,644
Tax and Social Security	58,980	69,692
Total	325,663	497,463
	September 30, 2025				December 31, 2024
	Labor	Civil	Tax and Social Security	Total	Labor	Civil	Tax and Social Security	Total

Brasil	102,215	63,455	58,970	224,640	87,075	59,796	68,516	215,387
USA	—	100,940	—	100,940	—	280,804	—	280,804
Others jurisdictions	60	13	10	83	52	44	1,176	1,272
Total	102,275	164,408	58,980	325,663	87,127	340,644	69,692	497,463

Schedule of Labor - Changes in Provisions

19.1 - Labor - Changes in provisions:

Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at September 30, 2025

Brazil	87,075	46,995	(53,537)	7,339	14,343	102,215
Other jurisdictions	52	4	—	—	4	60
Total	87,127	46,999	(53,537)	7,339	14,347	102,275

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at September at 30, 2024

Brazil	107,940	49,708	(52,202)	5,352	(12,043)	98,755
Other jurisdictions	64	4,220	(4,381)	495	(338)	60
Total	108,004	53,928	(56,583)	5,847	(12,381)	98,815
Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at September 30, 2025

Brazil	59,796	11,238	(21,127)	4,184	9,364	63,455
USA	280,804	159,198	(339,062)	—	—	100,940
Other jurisdictions	44	(2)	(29)	(6)	6	13
Total	340,644	170,434	(360,218)	4,178	9,370	164,408

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at September at 30, 2024

Brazil	73,502	15,133	(15,923)	5,715	(8,483)	69,944
USA	197,440	81,226	(68,640)	—	30	210,056
Other jurisdictions	47	(4,320)	108	(257)	4,465	43
Total	270,989	92,039	(84,455)	5,458	(3,988)	280,043
Jurisdiction	Balance at January 1, 2025	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at September 30, 2025

Brazil	68,516	(13,241)	(3,435)	(2,565)	9,695	58,970
Other jurisdictions	1,176	(38)	(508)	(752)	132	10
Total	69,692	(13,279)	(3,943)	(3,317)	9,827	58,980

Jurisdiction	Balance at January 1, 2024	Additions, reversals and changes in estimates	Payments	Indexation	Exchange rate variation	Balance at September at 30, 2024

Brazil	133,006	(23,804)	(1,875)	8,251	(14,427)	101,151
Other jurisdictions	1,394	627	81	(318)	(480)	1,304
Total	134,400	(23,177)	(1,794)	7,933	(14,907)	102,455